Debt - Summary of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Long-term debt	$ 39,454	$ 42,176
Less: Short-term debt		0
Total Long-term debt	39,454	42,176
4.6% senior notes due to related parties in 2024 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 39,454	$ 42,176